CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 88,526	$ 75,063	$ 65,000
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on investment securities arising during the period	384	(2,427)	13,783
Change in retirement obligation	1,245	(6,144)	(2,339)
Unrealized gain (loss) on derivatives	508	(650)	(1,551)
Unrealized gain (loss) on foreign currency exchange	0	50	(21)
Other comprehensive income (loss)	2,137	(9,171)	9,872
Comprehensive income	$ 90,663	$ 65,892	$ 74,872